Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Abstract]
Bank deposit bearing annual interest rates	4.50%	5.40%
Allowance for credit losses		$ 896
Rate of monthly salary	8.33%
Severance costs	$ 1,318	$ 1,227	$ 1,166